March 16, 2000

                DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND

                           SUPPLEMENT TO PROSPECTUS
                            DATED FEBRUARY 1, 2000

     Effective March 16, 2000, Dreyfus Service Corporation became the fund's distributor and entitled to receive all fees payable by the fund attributable to Investor Shares under its Rule 12b-1 Plan.

                                                                       721s0300